ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Jan. 01, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalent	$ 568,659,743	¥ 3,683,664,081	$ 274,324,719	¥ 1,777,020,667		¥ 456,076,191	¥ 279,130,015
Due from subsidiaries-current	9,412,732	60,973,795		¥ 174,533,796
Capped call option	2,700,041	17,490,323
Other current assets	159,786,255	1,035,063,402		¥ 912,922,311
Total current assets	$ 2,253,016,457	¥ 14,594,589,998		10,403,586,228
Non-current assets:
Capped call option				21,098,263
Total assets	$ 4,190,396,201	¥ 27,144,548,504		19,083,903,101		10,611,225,071
Current liabilities:
Due to subsidiaries	228,246	1,478,529		¥ 1,478,529
Convertible senior notes - current	100,484,266	650,916,976
Total current liabilities	2,351,864,388	15,234,907,136		¥ 10,523,364,551
Convertible senior notes	132,153,568	856,064,385		1,540,398,645
Total liabilities	3,270,373,504	21,184,825,483		14,115,498,557
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 124,292,030 and 125,473,930 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	2,734	17,711		17,560
Additional paid-in capital	451,439,714	2,924,336,179		2,794,024,929
Accumulated other comprehensive income	1,942,332	12,582,041		11,874,053
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2014 and 2015, respectively	(2,142,016)	(13,875,553)		(13,875,553)
Total JinkoSolar Holding Co., Ltd. shareholders' equity	667,181,489	4,321,868,246		3,507,097,323
Total liabilities and shareholders' equity	$ 4,190,396,201	¥ 27,144,548,504		¥ 19,083,903,101
Ordinary shares:
Ordinary shares, par value | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	125,473,930	125,473,930	124,292,030	124,292,030
Ordinary shares, shares outstanding	125,473,930	125,473,930	124,292,030	124,292,030
Treasury stock at cost, shares	1,723,200	1,723,200	1,723,200	1,723,200
Parent Company [Member]
Current assets:
Cash and cash equivalent	$ 8,596,295	¥ 55,685,082	$ 3,866,631	¥ 25,047,261		¥ 7,329,752	¥ 2,260,713
Due from subsidiaries-current	54,583,967	353,584,018		¥ 332,100,861
Capped call option	2,700,041	17,490,323
Other current assets	1,838,668	11,910,526		¥ 26,318,114
Total current assets	67,718,971	438,669,949		383,466,236
Non-current assets:
Investments in subsidiaries	655,986,422	4,249,348,844		3,550,903,388
Due from subsidiaries-non current	$ 189,571,507	¥ 1,228,006,309		1,157,165,610
Capped call option				21,098,263
Total assets	$ 913,276,900	¥ 5,916,025,102		5,112,633,497
Current liabilities:
Due to subsidiaries	9,668,938	62,633,444		¥ 40,911,888
Convertible senior notes - current	100,484,266	650,916,976
Other current liabilities	3,788,639	24,542,051		¥ 24,225,641
Total current liabilities	113,941,843	738,092,471		65,137,529
Convertible senior notes	132,153,568	856,064,385		1,540,398,645
Total liabilities	246,095,411	1,594,156,856		1,605,536,174
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 124,292,030 and 125,473,930 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	2,734	17,711		17,560
Additional paid-in capital	451,439,714	2,924,336,179		2,794,024,929
Accumulated other comprehensive income	1,942,332	12,582,041		11,874,053
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2014 and 2015, respectively	(2,142,016)	(13,875,553)		(13,875,553)
Retained earnings	215,938,725	1,398,807,868		715,056,334
Total JinkoSolar Holding Co., Ltd. shareholders' equity	667,181,489	4,321,868,246		3,507,097,323
Total liabilities and shareholders' equity	$ 913,276,900	¥ 5,916,025,102		¥ 5,112,633,497
Ordinary shares:
Ordinary shares, par value | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	125,473,930	125,473,930	124,292,030	124,292,030
Ordinary shares, shares outstanding	125,473,930	125,473,930	124,292,030	124,292,030
Treasury stock at cost, shares	1,723,200	1,723,200	1,723,200	1,723,200
Parent Company [Member] | JinkoSolar Technology Limited ("Paker") [Member]
Ordinary shares:
Amount of loan given to subsidiary | $					$ 189,000,000
Loan to subsidiary, due for repayment on December 31, 2016 | $	$ 123,000,000